Personnel expenses - Remuneration and other benefits (Details) kr in Thousands	12 Months Ended			72 Months Ended
	Dec. 31, 2018 SEK (kr) Y employee item	Dec. 31, 2017 SEK (kr)	Dec. 31, 2016 SEK (kr)	Dec. 31, 2016 employee item
Personnel expenses
Fee, includes committee fee	kr (1,961)	kr (2,168)	kr (1,889)
Fixed remuneration	(25,184)	(24,319)	(21,995)
Other benefits	(615)	(637)	(443)
Pension fee	(7,699)	(7,075)	(6,267)
Total	kr (35,459)	(34,199)	(30,594)
Number of systems for variable remuneration | item				1
Senior executives included in EIS | employee				3
Number of months salary considered for employee incentive scheme				2
Variable remuneration maximum percentage on fixed remuneration				16.67%
Trial period for employee incentive scheme	3 years
Number of levels of testing individual variable remuneration | item	3
Number of months salary maximum at Company level	2
Number of months salary maximum based on department's quantitative targets	2
Individual variable remuneration test outcome lower limit (in relation to department level amount)	0
Individual variable remuneration test outcome upper limit (in relation to department level amount)	1.5
Number of months salary maximum outcome for individual variable remuneration	3
Disbursement percentage under employee incentive scheme year one	40.00%
Disbursement percentage under employee incentive scheme subsequent years	20.00%
Disbursement under employee incentive scheme number of subsequent years | Y	3
Number of employees that receive remuneration greater than one million Euro per fiscal year | employee	0
Lars Linder Aronson
Personnel expenses
Fee, includes committee fee	kr (612)	(745)	(669)
Total	(612)	(745)	(669)
Cecilia Ardstrom
Personnel expenses
Fee, includes committee fee	(287)	(344)	(216)
Total	(287)	(344)	(216)
Jan Belfrage, resigned March 22, 2017
Personnel expenses
Fee, includes committee fee		(72)	(225)
Total		(72)	(225)
Reinhold Geijer, from March 22, 2017
Personnel expenses
Fee, includes committee fee	(269)	(213)
Total	(269)	(213)
Hans Larsson, from March 22, 2017
Personnel expenses
Fee, includes committee fee	(250)	(212)
Total	(250)	(212)
Eva Nilsagrd, from April 24, 2018
Personnel expenses
Fee, includes committee fee	(182)
Total	(182)
Susanne Lithander, resigned April 24, 2018
Personnel expenses
Fee, includes committee fee	(74)	(263)	(240)
Total	(74)	(263)	(240)
Ulla Nilsson
Personnel expenses
Fee, includes committee fee	(287)	(273)	(244)
Total	(287)	(273)	(244)
Jan Roxendal, resigned April 26, 2016
Personnel expenses
Fee, includes committee fee			(109)
Total			(109)
Magnus Uggla, from April 26, 2016, resigned March 22, 2017
Personnel expenses
Fee, includes committee fee		(46)	(186)
Total		(46)	(186)
Chief Executive Officer (Catrin Fransson)
Personnel expenses
Fixed remuneration	(4,743)	(4,638)	(4,487)
Other benefits	(88)	(97)	(86)
Pension fee	(1,418)	(1,372)	(1,332)
Total	kr (6,249)	kr (6,107)	kr (5,905)
Retirement age	65 years	65 years	65 years
Pension fee on fixed salary (in percent)	30.00%	30.00%	30.00%
Notice period	6 months
Severance pay period limit	18 months
Per Akerlind, Head of Treasury and Capital Management and Executive Vice President
Personnel expenses
Fixed remuneration	kr (3,339)	kr (3,278)	kr (3,207)
Other benefits	(85)	(92)	(86)
Pension fee	(1,307)	(1,159)	(1,112)
Total	kr (4,731)	(4,529)	(4,405)
Notice period	6 months
Severance pay period limit	18 months
Karl Johan Bernerfalk, General Counsel
Personnel expenses
Fixed remuneration	kr (1,414)	(1,372)	(1,281)
Other benefits	(33)	(18)	(11)
Pension fee	(505)	(447)	(405)
Total	(1,952)	(1,837)	(1,697)
Andreas Ericson, Head of Mid Corporates, from October 15, 2018
Personnel expenses
Fixed remuneration	(410)
Other benefits	(6)
Pension fee	(146)
Total	(562)
Stefan Friberg, Chief Risk Officer (CRO)
Personnel expenses
Fixed remuneration	(2,930)	(2,908)	(2,769)
Other benefits	(25)	(19)	(12)
Pension fee	(483)	(465)	(467)
Total	(3,438)	(3,392)	(3,248)
Teresa Hamilton Burman, Chief Credit Officer (CCO)
Personnel expenses
Fixed remuneration	(2,326)	(2,252)	(2,253)
Other benefits	(16)	(11)	(12)
Pension fee	(493)	(485)	(460)
Total	(2,835)	(2,748)	(2,725)
Jens Hedar, Head of Large Corporates, from October 15, 2018
Personnel expenses
Fixed remuneration	(461)
Other benefits	(5)
Pension fee	(157)
Total	(623)
Johan Henningsson, Head of Sustainability
Personnel expenses
Fixed remuneration	(1,261)	(1,191)	(1,124)
Other benefits	(27)	(30)	(12)
Pension fee	(466)	(435)	(379)
Total	(1,754)	(1,656)	(1,515)
Petra Konberg, Head Of Marketing and Business Development, from April 18, 2017
Personnel expenses
Fixed remuneration	(1,143)	(830)
Other benefits	(28)	(20)
Pension fee	(384)	(220)
Total	(1,555)	(1,070)
Jane Lundgren Ericsson, Head of Lending, resigned October 12, 2018
Personnel expenses
Fixed remuneration	(1,943)	(2,410)	(2,355)
Other benefits	(75)	(98)	(81)
Pension fee	(610)	(720)	(616)
Total	(2,628)	(3,228)	(3,052)
Ingela Nachweij, Acting Chief Information Officer (CIO), from January 10, 2017, resigned January 31, 2018
Personnel expenses
Fixed remuneration	(128)	(1,520)
Other benefits	(2)	(27)
Pension fee	(36)	(414)
Total	(166)	(1,961)
Sirpa Rusanen, Chief Human Resources Officer (CHRO)
Personnel expenses
Fixed remuneration	(1,471)	(1,415)	(1,360)
Other benefits	(106)	(105)	(91)
Pension fee	(556)	(536)	(487)
Total	(2,133)	(2,056)	(1,938)
Susanna Rystedt, Chief Administrative Officer (CAO)
Personnel expenses
Fixed remuneration	(2,255)	(2,191)	(2,164)
Other benefits	(108)	(112)	(41)
Pension fee	(733)	(720)	(676)
Total	(3,096)	(3,023)	(2,881)
Edvard Unsgaard, Head of Communication, resigned April 18, 2017
Personnel expenses
Fixed remuneration		(314)	(995)
Other benefits		(8)	(11)
Pension fee		(102)	(333)
Total		kr (424)	kr (1,339)
Madeleine Widaeus, IT-chief, from February 1, 2018
Personnel expenses
Fixed remuneration	(1,360)
Other benefits	(11)
Pension fee	(405)
Total	kr (1,776)
Senior Executives
Personnel expenses
Retirement age	65 years
Pension fee on fixed salary (in percent)	30.00%
Senior Executives | Maximum
Personnel expenses
Notice period	6 months
Senior Executives | Minimum
Personnel expenses
Notice period	3 months
Sven-Olof Sderlund
Personnel expenses
Notice period	6 months
Severance pay period limit	18 months